SUBSEQUENT EVENTS (Details)			1 Months Ended	6 Months Ended			12 Months Ended
	Mar. 15, 2023 USD ($) $ / shares shares	Mar. 09, 2023 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Jun. 30, 2022 shares	Jun. 30, 2020 $ / shares shares	May 26, 2020 $ / shares shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted				0	0		0
Fair value changes of warrants liability			$ 5,340,000	¥ 20,097,665	$ 2,913,423	¥ (147,168,952)
Number of warrants to purchase ordinary shares								1,680,000	911,112
Exercise price of warrants (in dollars per share) | $ / shares								$ 1.25	$ 2.25
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Stock price | $ / shares		$ 0.98
Fair value of granted shares | $		$ 4,900,000
Fair value changes of warrants liability | $	$ 8,000,000
Number of warrants to purchase ordinary shares	8,814,102
Warrant expiration term	5 years 6 months
Number of ordinary shares per unit	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.80
SUBSEQUENT EVENTS | Class A ordinary shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted		2,000,000
Fair value changes of warrants liability | $	$ 8,000,000
Number of warrants to purchase ordinary shares	10,002,500
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.01
Percentage on pre funded warrants	9.99%
SUBSEQUENT EVENTS | Class B ordinary shares
SUBSEQUENT EVENTS
Stock Options, Shares, Granted		3,000,000